Significant contingent liabilities and unrecognized contract commitments	12 Months Ended
Dec. 31, 2020
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Significant contingent liabilities and unrecognized contract commitments
38.	Significant contingent liabilities and unrecognized contract commitments

a)
A letter of guarantee was issued by the Bank of Taiwan to the Customs Administration of the Ministry of Finance for making payment of customs-duty deposits when importing. As of December 31, 2019 and 2020, the amounts guaranteed by the Bank of Taiwan were NT$100,800 thousand and NT$99,000 thousand, respectively.

b)	Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Property, plant and equipment, net	1,640,712	2,331,041